Convertible loans	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Convertible loans

8 Convertible loans

	December 31, 2023	December 31, 2024	December 31, 2024
	S$’000	S$’000	US$’000

Convertible loan from noteholders	368	-	-
Convertible loans	1,950	-	-
Debt issuance cost	(15)	-	-
	2,303	-	-
Less: Current portion	(2,303)	-	-
Non-current portion	-	-	-

RYDE GROUP LTD

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

8	Convertible loans (continued)

(a)	Convertible loan from noteholders

This refers to an exchangeable note arising from the acquisition by Ryde Technologies Pte. Ltd. of Meili Technologies Pte. Ltd. pursuant to which the purchase consideration was satisfied by the issuance of exchangeable notes to the Meili Noteholders each exchangeable into shares in the Company. In April 2024, 68,478 Class A Ordinary Shares were issued to Meili Noteholders pursuant to an exchange of their exchangeable notes under the exchangeable note subscription agreement dated April 12, 2023.

(b)	Convertible loans

The convertible loans as of December 31, 2024 and 2023 are set out below:

						2023	2024	2024
Loan	Currency	Period	Interest rate per annum	Guarantees	Other security	Carrying amount (S$’000)	Carrying amount (S$’000)	Carrying amount (US$’000)
Unsecured fixed rate convertible loans	SGD	24-month	5%	Nil	-	1,935	-	-

The convertible loans are repayable on or before February 28, 2024. There is no repayment and no interest paid for the financial year ended December 31, 2023. In March 2024, the convertible loan has been fully repaid.

On July 11, 2023, Ryde Technologies Pte. Ltd. (“Ryde Tech”) entered into a Second Supplemental Agreement with third parties (the “Agreement”). The Agreement give rise to Ryde Tech to redeem the convertible loan of S$1.95 million on the listing date.

The convertible loan of S$3.25 million will give rise to the third parties’ rights to the conversion into 1,155,350 Class A Ordinary Shares of the Company, at an issue price of S$2.81 per Ordinary Shares. The 1,155,350 Class A Ordinary Shares represented 7.14% of total Class A Ordinary Shares of the Company after the conversion. In September 2023, the Company issued 1,155,350 Class A Ordinary of the Company.

RYDE GROUP LTD

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS